CASH AND CASH EQUIVALENTS - (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,	December 31,	December 31,
	2021	2020	2019
Cash held in:
United States dollars	$49,745,012	$11,631,843	$4,489,501
Canadian dollars	963,340	809,429	525,371
Euros	829,015	494,588	277,961
	$51,537,367	$12,935,860	$5,292,833